Concessions Payable - Summary of judicial deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of judicial deposits [line items]
Judicial deposits	R$ 140,496	R$ 138,284
Rumo Paulista [member]
Disclosure of judicial deposits [line items]
Judicial deposits	119,806	118,820
Rumo Oeste [member]
Disclosure of judicial deposits [line items]
Judicial deposits	R$ 20,690	R$ 19,464